Acquisition (Details) $ in Thousands			3 Months Ended	12 Months Ended
		Jun. 01, 2013 USD ($) restaurant	Jun. 24, 2015 USD ($)	Jun. 24, 2015 USD ($)	Jun. 25, 2014 USD ($)	Jun. 26, 2013 USD ($)
Business Acquisition [Line Items]
Adjustments	[1]			$ 0	$ (8,387)
Acquisition costs			$ 1,100	$ 1,100	0	$ 0
Chili's Restaurants [Member]
Business Acquisition [Line Items]
Number of restaurants acquired | restaurant		11
Payments to Acquire Businesses, Gross		$ 24,600
Adjustments					$ 8,400
Acquisition costs		$ 400

[1]	(b)The valuation of assets and liabilities related to the acquired Canadian restaurants was finalized during fiscal 2014 resulting in an adjustment of approximately $8.4 million to goodwill.